[LOGO]  FIRST INVESTORS





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                              GROWTH & INCOME FUND
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     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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     THE DATE OF THIS

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                               P R O S P E C T U S
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                                                       IS DECEMBER 31, 2002

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CONTENTS
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OVERVIEW OF THE FUND

What is the Growth & Income Fund?..........................................  3
     Objectives............................................................  3
     Principal Investment Strategies.......................................  3
     Principal Risks.......................................................  3
Who should consider buying the Growth & Income Fund?.......................  4
How has the Growth & Income Fund performed?................................  5
What are the fees and expenses of the Growth & Income Fund?................  7

THE FUND IN DETAIL

What are the Growth & Income Fund's objective, principal
investment strategies and principal risks?.................................  9
Who manages the Growth & Income Fund?...................................... 11

BUYING AND SELLING SHARES

How and when does the Fund price its shares?............................... 12
How do I buy shares?....................................................... 12
Which class of shares is best for me?...................................... 13
How do I sell shares?...................................................... 15
Can I exchange my shares for the shares of other First Investors Funds?.... 15

ACCOUNT POLICIES

What about dividends and capital gain distributions?....................... 16
What about taxes?.......................................................... 16
How do I obtain a complete explanation of all account privileges and policies?.................................................................. 16

FINANCIAL HIGHLIGHTS ...................................................... 17

                                       2
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WHAT IS THE GROWTH & INCOME FUND?
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Objectives:

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies:

The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund seeks to invest in common stocks of companies that have a history of paying dividends ("dividend-paying stocks"). When the Fund cannot identify dividend-paying stocks that it believes offer sufficient growth potential, it pursues its objectives of growth and current income by investing in a combination of non-dividend-paying common stocks that offer growth potential ("growth stocks") and preferred stocks, convertible securities, and corporate bonds. The Fund generally invests 50% to 75% of its total assets in securities of large-cap companies. The balance of the Fund's assets generally will be invested in mid- or small-cap companies. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

Because the Fund invests in common stocks, it is subject to market risk. While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund's overall portfolio will be less volatile than the general stock market for a number of reasons, including the following:

[ ] Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.

[ ] If the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in growth stocks. Growth stocks are typically more volatile than the general market. Growth stocks are generally stocks of companies which are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline significantly even if their earnings increase.

[ ] The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because mid-cap and small-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets. Their earnings tend to be less predictable than those of larger, more established companies. The prices of these stocks can also be influenced by the anticipation of future products and services which, if delayed, could cause the prices to drop.

[ ] The prices of the Fund's investments in preferred stocks, convertible securities and bonds will fluctuate in relation to changes in interest rates, the economy and the financial conditions of companies that issue them. In general, these securities decline in value when interest rates rise.

[ ] Investments in foreign companies carry additional risks including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.



                                       3
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Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE GROWTH & INCOME FUND?

The Growth & Income Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

[ ]  Are primarily seeking growth of capital,

[ ]  Are willing to accept a moderate degree of investment risk, and

[ ]  Have a long-term investment horizon and are able to ride out market cycles.

Since the Fund's income level will likely be small and will fluctuate, there can be no assurance that the Fund will be able to pay dividends. The Fund is therefore not designed for investors who need an assured level of current income.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

                                       4
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HOW HAS THE GROWTH & INCOME FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

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                              GROWTH & INCOME FUND

The bar chart contains the following plot points:

                                 1994    -0.76%
                                 1995    30.61%
                                 1996    19.96%
                                 1997    27.16%
                                 1998    23.41%
                                 1999    23.21%
                                 2000    -3.23%
                                 2001   -15.51%

During the periods shown, the highest quarterly return was 19.43% (for the quarter ended December 31, 1998) and the lowest quarterly return was -15.58% (for the quarter ended September 30, 2001). Growth and Income Fund's year-to-date return as of September 30, 2002 was -26.53%.
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                                       5
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The following table shows the average annual total returns for the Fund's Class
A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2001)

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                                                            CLASS A         CLASS B
                                                          SHARES (LIFE   SHARES (LIFE
                                    1 YEAR     5 YEARS     OF CLASS*)     OF CLASS**)
CLASS A SHARES
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Return Before Taxes                -20.35%      8.30%        10.93%           N/A
Return After Taxes on
Distributions                      -20.50%      7.16%         9.86%           N/A
Return After Taxes on
Distributions and Sale of Fund
Shares                             -16.35%      6.75%         8.99%           N/A
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CLASS B SHARES
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Return Before Taxes                -19.49%      8.54%         N/A           13.12%

INDEX
S&P 500 Index (reflects no
deduction for fees, expenses or
taxes)                             -11.89%     10.61%        13.79%         15.04%
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

*Class A shares commenced operations on 10/4/93. The return shown for the S&P 500 Index is for the period 10/4/93 to 12/31/01.

**Class B shares commenced operations on 1/12/95. The return shown for the S&P 500 Index is for the period 1/12/95 to 12/31/01.
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                                       6
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WHAT ARE THE FEES AND EXPENSES OF THE GROWTH & INCOME FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

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SHAREHOLDER FEES
(Fees Paid Directly From Your Investment)   CLASS A SHARES    CLASS B SHARES
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Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
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Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
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*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT
ARE PURCHASED WITHOUT A SALES CHARGE.
**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

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Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
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                                                                Total
                                                             Annual Fund
                              Distribution      Other         Operating
                 Management    and Service    Expenses        Expenses
                   Fees       (12b-1) Fees       (1)             (1)
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Class A Shares     0.74%         0.30%          0.42%           1.46%
Class B Shares     0.74%         1.00%          0.42%           2.16%
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(1) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S
CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

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                       ONE YEAR       THREE YEARS     FIVE YEARS      TEN YEARS
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If you redeem your shares:

Class A shares           $715           $1,010          $1,327         $2,221
Class B shares           $619             $976          $1,359         $2,315*

If you do not redeem your shares:

Class A shares           $715           $1,010          $1,327         $2,221
Class B shares           $219             $676          $1,159         $2,315*
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*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

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THE FUND IN DETAIL
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WHAT ARE THE GROWTH & INCOME FUND'S OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies:

The Fund primarily invests in common stocks that offer the potential for capital growth, current income, or both. The Fund seeks to invest in common stocks of companies that have a history of paying dividends ("dividend-paying stocks"). When the Fund cannot identify dividend-paying stocks that it believes offer sufficient growth potential, it pursues its objectives of growth and current income by investing in a combination of non-dividend-paying common stocks that offer growth potential ("growth stocks") and preferred stocks, convertible securities, and corporate bonds. The Fund's investments in corporate bonds will generally be bonds of U.S. companies that are rated in one of the four highest ratings categories by Moody's Investors Service, Inc. or Standard & Poor's (commonly called "investment grade bonds").

The Fund generally invests 50% to 75% of its total assets in securities of large-cap companies as defined by Lipper, Inc. ("Lipper") in classifying mutual funds. As of September 30, 2002, Lipper defined large-cap companies as those with market capitalizations of $8.1 billion and over. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund uses a "bottom-up" approach to selecting investments. This means that the Fund identifies potential investments through fundamental research and analysis and thereafter focuses on broader issues, such as economic trends, interest rates and industry diversification. In deciding whether to buy or sell securities, the Fund considers among other things the issuer's financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Growth & Income Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a

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change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund's overall portfolio will be less volatile than the general stock market. Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns. Moreover, if the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in growth stocks. Growth stocks are typically more volatile than the general market. Growth stocks are generally stocks of companies which are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline significantly even if their earnings increase.

Small- and Mid-Cap Risk:

The market risk associated with small- and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Interest Rate and Credit Risk:

The values of preferred stock, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue them. When interest rates rise, the prices of these securities may fall and, when interest rates decline, the prices of these securities increase. This is known as interest rate risk.

Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay interest or principal when due. In general, the price of a fixed income security will decline when the credit quality of its issuer declines. Changes in the financial condition of an issuer, general economic conditions, and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Other Risks:

The income received by the Fund will also fluctuate with market conditions. Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.

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WHO MANAGES THE GROWTH & INCOME FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2002, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2002, FIMCO received advisory fees of 0.74% of the Fund's average daily net assets, net of any waiver.

Edwin D. Miska, Director of Equities, serves as Portfolio Manager of the Growth & Income Fund. He also serves as Co-Portfolio Manager of the Mid-Cap Opportunity Fund. Prior to joining FIMCO in 2002, Mr. Miska was a Senior Portfolio Manager and Managing Director of Evergreen Investment Management Corp.

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BUYING AND SELLING SHARES
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HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate its NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent payment may be made in any amount. We have lower initial investment requirements for certain types of retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices prior to the close of our business, which generally occurs at 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next Business Day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

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WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares. As described in the Shareholder Manual, sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us which Class of shares you want, we will purchase Class A shares for you.

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                                 CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

YOUR INVESTMENT         SALES CHARGE AS A PERCENTAGE         SALES CHARGE AS A
                             OF OFFERING PRICE               PERCENTAGE OF NET
                                                               AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                  5.75%                          6.10%
--------------------------------------------------------------------------------
$100,000-$249,999                   4.50                           4.71
--------------------------------------------------------------------------------
$250,000-$499,999                   3.50                           3.63
--------------------------------------------------------------------------------
$500,000-$999,999                   2.50                           2.56
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$1,000,000 or more                   0*                             0*
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*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A
FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

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                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                        CSDC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                                 4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                 3
--------------------------------------------------------------------------------
In the 5th year                                            2
--------------------------------------------------------------------------------
In the 6th year                                            1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                           0
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* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF
DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, The Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

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ACCOUNT POLICIES
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WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on a quarterly basis. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.

A dividend or distribution paid on a class of shares will be paid in additional shares of the distributing class if it is under $10 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

              NET ASSET         INCOME FROM                                      LESS DISTRIBUTIONS
              VALUE AT          INVESTMENT OPERATIONS                            FROM
              BEGINNING         ----------------------------------------         ------------------------------------------
              OF PERIOD         Net          Net Realized     Total from         Net          Net Realized    Total
              ---------         Investment   and              Investment         Investment   Gain            Distributions
                                Income       Unrealized       Operations         Income
                                (Loss)       Gain (Loss)
                                             on Investments
---------------------------------------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------------------------------------
1997(d)        $9.39             $.06           $2.36            $2.42            $.06           $.16          $.22
1998(c)        11.59              .05             .97             1.02             .03            .27           .30
1999(f)        12.31              .04            2.88             2.92             .05             --           .05
2000(f)        15.18              .01            2.98             2.99             .01           1.55          1.56
2001(f)        16.61              .06           (3.99)           (3.93)            .03           1.49          1.52
2002(f)**      11.16              .03           (2.31)           (2.28)            .05             --           .05

---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
1997(d)        $9.33              $--           $2.32            $2.32            $.01           $.16          $.17
1998(c)        11.48             (.01)            .94              .93              --            .27           .27
1999(f)        12.14             (.04)           2.80             2.76              --             --            --
2000(f)        14.90             (.08)           2.90             2.82              --           1.55          1.55
2001(f)        16.17             (.01)          (3.88)           (3.89)             --           1.49          1.49
2002(f)**      10.79             (.04)          (2.24)           (2.28)             --             --            --
---------------------------------------------------------------------------------------------------------------------------

+     ANNUALIZED.
++    NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*     CALCULATED WITHOUT SALES CHARGES.
** PRIOR TO OCTOBER 1, 2001, THE GROWTH & INCOME FUND DID NOT AMORTIZE PREMIUMS ON DEBT SECURITIES. THE PER SHARE DATA AND RATIOS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN RESTATED. THE CUMULATIVE EFFECT OF THIS ACCOUNTING CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.
(c)   FOR THE PERIOD NOVEMBER 1, 1997 TO SEPTEMBER 30, 1998.
(d)   FOR THE FISCAL YEAR ENDED OCTOBER 31.
(f)   FOR THE FISCAL YEAR ENDED SEPTEMBER 30.

--------------------------------------------------------------------------------------------------------------------------
                 TOTAL            RATIOS/SUPPLEMENTAL DATA
                 RETURN
 NET                              NET              RATIO TO AVERAGE               RATIO TO AVERAGE               PORTFOLIO
 ASSET           TOTAL            ASSETS AT        NET ASSETS++                   NET ASSETS                     TURNOVER
 VALUE AT        RETURN*          END OF           ---------------------          BEFORE EXPENSES                RATE (%)
 END OF          (%)              PERIOD           Expenses   Net                 WAIVED OR ASSUMED              ---------
 PERIOD          -------          (IN              (%)        Investment          ---------------------
 --------                         MILLIONS)                   Income              Expenses   Net
                                  ---------                   (Loss)(%)           (%)        Investment
                                                                                             Income
                                                                                             (Loss)(%)
--------------------------------------------------------------------------------------------------------------------------
 CLASS A
--------------------------------------------------------------------------------------------------------------------------

   $11.59          26.20          $194              1.39        .55                 1.43        .51                 28
    12.31           8.84           258              1.39+       .47+                 N/A        N/A                 36
    15.18          23.75           378              1.36        .29                  N/A        N/A                112
    16.61          21.31           494              1.28        .05                  N/A        N/A                142
    11.16         (25.91)          383              1.34        .47                  N/A        N/A                168
     8.83         (20.53)          318              1.46        .33                  N/A        N/A                169
--------------------------------------------------------------------------------------------------------------------------
 CLASS B
--------------------------------------------------------------------------------------------------------------------------

   $11.48          25.23           $27              2.09       (.15)                2.13       (.19)                28
    12.14           8.19            43              2.09+      (.23)+                N/A        N/A                 36
    14.90          22.77            77              2.06       (.41)                 N/A        N/A                112
    16.17          20.49           107              1.98       (.65)                 N/A        N/A                142
    10.79         (26.38)           82              2.04       (.23)                 N/A        N/A                168
     8.51         (21.13)           65              2.16       (.37)                 N/A        N/A                169
--------------------------------------------------------------------------------------------------------------------------

[LOGO] FIRST INVESTORS

GROWTH & INCOME FUND

For more information about the Fund, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include the holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of Reports, the SAI and the Shareholder Manual, or to request other information, contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: WWW.FIRSTINVESTORS.COM. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including reports, the Shareholder Manual and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO.: 811-6618)

[LOGO] FIRST INVESTORS

--------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------


THE DATE OF THIS

--------------------------------------------------------------------------------
                         P R O S P E C T U S
--------------------------------------------------------------------------------
                                             IS DECEMBER 31, 2002

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUND

What is the All-Cap Growth Fund?............................................. 3
    Objective................................................................ 3
    Principal Investment Strategies.......................................... 3
    Principal Risks.......................................................... 3
Who should consider buying the All-Cap Growth Fund?.......................... 4
How has the All-Cap Growth Fund Performed?................................... 5
What are the fees and expenses of the All-Cap Growth Fund?................... 7

THE FUND IN DETAIL

What are the All-Cap Growth Fund's objective, principal
investment strategies and principal risks?....................................9
Who manages the All-Cap Growth Fund?.........................................11

BUYING AND SELLING SHARES

How and when does the Fund price its shares?................................ 12
How do I buy shares?........................................................ 12
Which class of shares is best for me?....................................... 13
How do I sell shares?....................................................... 15
Can I exchange my shares for the shares of other First Investors Funds?..... 15

ACCOUNT POLICIES

What about dividends and capital gain distributions?........................ 16
What about taxes?........................................................... 16
How do I obtain a complete explanation
of all account privileges and policies?..................................... 16

FINANCIAL HIGHLIGHTS ....................................................... 17

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE ALL-CAP GROWTH FUND?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund seeks to outperform the Russell 3000 Growth Index by investing primarily in common stocks of companies that are selected for their growth potential ("growth stocks"). The Fund uses an all market capitalization approach meaning that it attempts to invest in stocks of fast-growing companies within each of the three market cap ranges - large, mid and small.

The Fund is managed by an investment team which uses a three-pronged investment approach.

|X| First, the team determines the percentage of the Fund's assets that will be allocated to investments in each market cap range, based generally on the market cap distribution of the Russell 3000 Growth Index and the perceived growth prospects of stocks within each range.

|X| Second, the team uses a "top down" macro-economic approach to identify industry sectors and themes which have strong growth prospects within each market cap range.

|X| Finally, sub-portfolios of large-, mid- and small- cap stocks are built on a stock-by-stock basis using fundamental research and analysis.

While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

|X| As in the case of all stock funds, there is market risk. This means that an investment in the Fund may decline in value due to a decline in the values of stocks in general or individual stocks owned by the Fund.

|X| Growth stocks are typically more volatile than the general stock market. If expectations concerning their growth prospects are not realized, the prices of these stocks may decline significantly.

|X| Small- and mid-cap stocks tend to experience sharper price fluctuations than stocks of larger companies.

|X| Stocks of foreign companies carry additional risks, including the risks arising from currency fluctuation, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE ALL-CAP GROWTH FUND?

The All-Cap Growth Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

|X|  Are seeking significant growth of capital,

|X|  Are willing to accept a significant degree of investment risk, and

|X|  Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

HOW HAS THE ALL-CAP GROWTH FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                              ALL-CAP GROWTH FUND

               The bar chart contains the following plot points:

                        2001                       -15.09%

During the period shown, the highest quarterly return was 15.47% (for the quarter ended December 31, 2001) and the lowest quarterly return was -18.58% (for the quarter ended September 30, 2001). All-Cap Growth Fund's year-to-date return as of September 30, 2002 was -29.31%.
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.

After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2001)

--------------------------------------------------------------------------------
                                                                      LIFE OF
                                                           1 YEAR      CLASS*
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
Return Before Taxes                                       -19.96%     -25.07%
Return After Taxes on Distributions                       -19.96%     -25.07%
Return After Taxes on Distributions and Sale of Fund
Shares                                                    -15.97%     -19.94%
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
Return Before Taxes                                       -19.04%     -24.37%

INDEX
Russell 3000 Growth Index (reflects no
deduction for fees, expenses or taxes)                    -20.09%     -30.96%
--------------------------------------------------------------------------------

 *BOTH CLASS A SHARES AND CLASS B SHARES COMMENCED OPERATIONS ON 10/25/00. THE AVERAGE ANNUAL TOTAL RETURNS SHOWN ARE FOR THE PERIOD OF 10/25/00 TO 12/31/01.
--------------------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF THE ALL-CAP GROWTH FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      Class A Shares    Class B Shares
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)      5.75%              None

--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                         None*            4.00%**

--------------------------------------------------------------------------------

 *A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                           Total Annual Fund
                               Distribution       Other         Operating
                 Management    and Service       Expenses        Expenses
                    Fees      (12b-1) Fees       (1),(2)           (2)
--------------------------------------------------------------------------------
  Class A          0.75%         0.30%             0.93%          1.98%
  Shares

  Class B          0.75%         1.00%             0.93%          2.68%
  Shares
--------------------------------------------------------------------------------

(1) FOR THE PAST FISCAL YEAR, THE ADVISER CONTRACTUALLY AGREED WITH THE FUND TO ASSUME OTHER EXPENSES IN EXCESS OF 0.70%. THIS EXPENSE WAIVER HAS BEEN ELIMINATED FOR THE CURRENT FISCAL YEAR. PURSUANT TO A SEPARATE UNDERTAKING, THE ADVISER CAN RECOVER ORGANIZATIONAL EXPENSES ONLY IF TOTAL EXPENSES DO NOT EXCEED 1.75% OF THE AVERAGE DAILY NET ASSETS ON CLASS A SHARES AND 2.45% OF THE AVERAGE DAILY NET ASSETS ON CLASS B SHARES.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAL FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                                ONE YEAR    THREE YEARS   FIVE YEARS   TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
Class A shares                    $764        $1,161        $1,581       $2,749
Class B shares                    $671        $1,132        $1,620       $2,844*

If you do not redeem your shares:
Class A shares                    $764        $1,161        $1,581       $2,749
Class B shares                    $271          $832        $1,420       $2,844*
--------------------------------------------------------------------------------

* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE ALL-CAP GROWTH FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund seeks to outperform the Russell 3000 Growth Index. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies that are selected for their growth potential. The Fund will notify shareholders at least 60 days prior to any change in this 80% policy. The Fund uses an all market cap growth strategy, meaning that it attempts to invest in fast-growing companies within each of the three market cap ranges - large, mid, and small.

The Fund is managed by an investment team which uses a three-pronged investment strategy:

|X| First, the team determines the percentage of the Fund's assets that will be allocated to investments in each market cap range based generally on the market cap distribution of the Russell 3000 Growth Index and the perceived growth prospects of stocks within each range. While the majority of the Fund's assets will tend to be allocated to large-cap stocks, a significant percentage of the Fund's assets will be allocated to small- and mid-cap stocks. The Fund currently defines "large-cap" stocks as those with market caps in excess of $10 billion, "mid-cap" stocks as those with market caps of between $2 billion and $10 billion and "small-cap" stocks as those with market caps of less than $2 billion.

|X| Second, the team uses a macro-economic approach to identify industry sectors and themes with strong growth prospects within each market cap range.

|X| Third, sub-portfolios of large, mid- and small- cap stocks are constructed on a stock-by-stock basis using fundamental analysis.

Each sub-portfolio is managed by a different team member. In selecting individual stocks, the team members look for companies that have some or all of the following characteristics:

|X| the expected ability to deliver relatively high, sustainable revenue growth over the next three years;

|X| a superior market position due to differentiated products and services and/or very strong sales and marketing;

|X| positive financial momentum, evidenced by accelerating sales growth, improving operating margins, or increasing cash flow; and

|X| high quality management teams which should be capable of leading, managing and growing the companies into more profitable enterprises.

While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

From time to time, an individual security in a sub-portfolio will move out of its specified market cap range. If such a security remains outside the market cap range for more than twelve months, it will be transferred to the appropriate sub-portfolio or sold. The Fund will also sell a security if its fundamentals have deteriorated, it is no longer considered to have sufficient growth potential or if it is necessary to rebalance the portfolio.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund is so invested, it may not achieve its investment objective.

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the All-Cap Growth Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Growth Stock Risk:

The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies which are expected to increase their revenues or earnings at above average rates. If expectations are not met, the prices of these stocks may decline significantly.

Small- and Mid-Cap Risk:

The market risk associated with small- and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Other Risks:

The Fund may underperform the Russell 3000 Growth Index because it holds fewer securities than the index, it may hold securities which are not part of the index, and it may have sector, industry and market cap weightings which differ from the index.

WHO MANAGES THE ALL-CAP GROWTH FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2002, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2002, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of any waiver.

Wellington Management Company, LLP ("WMC") serves as the investment subadviser of the All-Cap Growth Fund. WMC has discretionary trading authority over the Fund's assets, subject to continuing oversight and supervision by FIMCO and the Fund's Board of Directors. WMC is located at 75 State Street, Boston, MA 02109. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions. As of September 30, 2002, WMC held investment management authority with respect to $293 billion of assets. Of that amount, WMC acted as investment adviser or subadviser to approximately 171 registered investment companies or series of such companies, with net assets of approximately $169 billion.

The All-Cap Growth Fund is managed by an investment team consisting of three portfolio managers.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent payments can be made in any amount. We have lower initial investment requirements for certain types of retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices prior to the close of our business, which generally occurs at 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next Business Day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares. As described in the Shareholder Manual, sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us which Class of shares you want, we will purchase Class A shares for you.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

YOUR INVESTMENT      SALES CHARGE AS A PERCENTAGE   SALES CHARGE AS A PERCENTAGE
                          OF OFFERING PRICE            OF NET AMOUNT INVESTED

Less than $100,000              5.75%                            6.10%
--------------------------------------------------------------------------------
$100,000-$249,999               4.50                             4.71
--------------------------------------------------------------------------------
$250,000-$499,999               3.50                             3.63
--------------------------------------------------------------------------------
$500,000-$999,999               2.50                             2.56
--------------------------------------------------------------------------------
$1,000,000 or more                0*                               0*
--------------------------------------------------------------------------------

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                          CSDC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                                 OR NAV AT REDEMPTION

Within the 1st or 2nd year                                  4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                  3
--------------------------------------------------------------------------------
In the 5th year                                             2
--------------------------------------------------------------------------------
In the 6th year                                             1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                            0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on an annual basis. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.

A dividend or distribution paid on a class of shares will be paid in additional shares of the distributing class if it is under $10 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

           NET ASSET       INCOME FROM                                     LESS DISTRIBUTIONS
           VALUE AT        INVESTMENT OPERATIONS                           FROM
           BEGINNING
           OF PERIOD       Net            Net Realized     Total from      Net           Net Realized    Total
                           Investment     and              Investment      Investment    Gain            Distributions
                           Income         Unrealized       Operations      Income
                           (Loss)         Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------------------
2001(g)    $10.00          $(.05)         $(3.42)          $(3.47)         --            --              --

2002(f)      6.53           (.06)          (1.14)           (1.20)         --            --              --

----------------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------------
2001(g)    $10.00          $(.08)         $(3.43)          $(3.51)         --            --              --

2002(f)      6.49           (.10)          (1.13)           (1.23)         --            --              --

----------------------------------------------------------------------------------------------------------------------

+      ANNUALIZED.
++     NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*      CALCULATED WITHOUT SALES CHARGES.
(f)    FOR FISCAL YEAR ENDED SEPTEMBER 30.
(g) FOR THE PERIOD OCTOBER 25, 2000 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 2001.

--------------------------------------------------------------------------------------------------------------------------

                           TOTAL           RATIOS/SUPPLEMENTAL DATA
                           RETURN


            NET            TOTAL RETURN*   NET             RATIO TO AVERAGE           RATIO TO AVERAGE           PORTFOLIO
            ASSET          (%)             ASSETS AT       NET ASSETS++               NET ASSETS                 TURNOVER
            VALUE AT                       END OF                                     BEFORE EXPENSES            RATE (%)
            END OF                         PERIOD          Expenses     Net           WAIVED OR ASSUMED
            PERIOD                         (IN             (%)          Investment
                                           MILLIONS)                    Income        Expenses    Net
                                                                        (Loss)(%)     (%)         Investment
                                                                                                  Income
                                                                                                  (Loss)(%)
--------------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------------
            $6.53          (34.70)         $35             1.75+          (.90)+       2.10+      (1.25)+         84
             5.33          (18.38)          44             1.75          (1.03)        1.98       (1.26)         138

--------------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------------
            $6.49          (35.10)         $8              2.45+        (1.60)+       2.80+       (1.95)+         84
             5.26          (18.95)          9              2.45         (1.73)        2.68        (1.96)         138

------------------------------------------------------------------------------------------------------------------------------------

[LOGO] FIRST INVESTORS

ALL-CAP GROWTH FUND


For more information about the Fund, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include the holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of Reports, the SAI and the Shareholder Manual, or to request other information, contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: WWW.FIRSTINVESTORS.COM. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including reports, the Shareholder Manual and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(Investment Company Act File No.: 811-6618)

[LOGO] FIRST INVESTORS

--------------------------------------------------------------------------------

MID-CAP OPPORTUNITY
FUND
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
          The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy  of  this  prospectus.  Any  representation  to the contrary is a criminal offense.
--------------------------------------------------------------------------------

THE DATE OF THIS

--------------------------------------------------------------------------------
                         P R O S P E C T U S
--------------------------------------------------------------------------------
                                                            IS DECEMBER 31, 2002

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUND

What is the Mid-Cap Opportunity Fund?....................................... 3
     Objective.............................................................. 3
     Principal Investment Strategies........................................ 3
     Principal Risks........................................................ 3
Who should consider buying the Mid-Cap Opportunity Fund?.................... 4
How has the Mid-Cap Opportunity Fund performed?............................. 5
What are the fees and expenses of the Mid-Cap Opportunity Fund?............. 7

THE FUND IN DETAIL

What are the Mid-Cap Opportunity Fund's objective, principal investment strategies and principal risks?...................................9
Who manages the Mid-Cap Opportunity Fund?...................................10

BUYING AND SELLING SHARES

How and when does the Fund price its shares?............................... 11
How do I buy shares?....................................................... 11
Which class of shares is best for me?...................................... 12
How do I sell shares?...................................................... 14
Can I exchange my shares for the shares of other First Investors Funds?.... 14

ACCOUNT POLICIES

What about dividends and capital gain distributions?....................... 15
What about taxes?.......................................................... 15
How do I obtain a complete explanation
of all account privileges and policies?.................................... 16

FINANCIAL HIGHLIGHTS ...................................................... 17

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE MID-CAP OPPORTUNITY FUND?

Objective:

The Fund seeks long-term capital growth.

Principal Investment Strategies:

The Fund primarily invests in common stocks of companies with medium market capitalizations ("mid-cap stocks") which offer the potential for substantial long-term growth. These companies are generally more established than smaller companies, yet are early enough in their development to be still capable of increasing their revenues and earnings at a strong rate. In selecting stocks, the Fund will look for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. Based upon the Fund's economic outlook for stocks, the Fund may decide to invest a portion of its assets in stocks of companies with small or large market capitalizations ("small-cap" and "large-cap"). While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

[ ] An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

[ ] Mid-cap stocks carry more market risk than large-cap stocks, because mid-cap companies generally rely on a smaller number of products or services, and have less predictable earnings than large-cap companies. Mid-cap stocks tend to be less liquid and to experience sharper price fluctuations than stocks of large-cap companies. These fluctuations can be substantial.

[ ] To the extent that the Fund decides to invest in small-cap companies, the risk of price fluctuations is greater.

[ ] Stocks of foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE MID-CAP OPPORTUNITY FUND?

The Mid-Cap Opportunity Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

[ ]  Are seeking significant growth of capital,

[ ]  Are willing to accept higher than average investment risk, and

[ ]  Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

HOW HAS THE MID-CAP OPPORTUNITY FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                            MID-CAP OPPORTUNITY FUND

               The bar chart contains the following plot points:

                        1993                     -0.89%
                        1994                      0.50%
                        1995                     24.40%
                        1996                     15.34%
                        1997                     18.57%
                        1998                     11.90%
                        1999                     40.26%
                        2000                      3.16%
                        2001                    -12.94%


During the periods shown, the highest quarterly return was 30.70% (for the quarter ended December 31, 1998) and the lowest quarterly return was -22.36
(for the quarter ended September 30, 2001). Mid-Cap Opportunity Fund's year-to-date return as of September 30, 2002 was -22.57%.
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.

After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2001)
--------------------------------------------------------------------------------
                                                       CLASS A         CLASS B
                                                     SHARES (LIFE   SHARES (LIFE
                               1 YEAR     5 YEARS     OF CLASS*)     OF CLASS**)
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
Return Before Taxes           -17.95%      9.52%        9.60%            N/A
Return After Taxes on
Distributions                 -17.95%      8.31%        8.50%            N/A
Return After Taxes on
Distributions and Sale
of Fund Shares                -14.36%      7.56%        7.72%            N/A

--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
Return Before Taxes           -16.98%      9.78%         N/A           12.37%

INDEX

S&P 400 Mid-Cap Index
(reflects no deduction
for fees, expenses
or taxes)                      -0.60%     15.96%        18.44%         18.54%
--------------------------------------------------------------------------------

*CLASS A SHARES COMMENCED OPERATIONS ON 8/24/92.  THE RETURN SHOWN FOR THE
S&P 400 MID-CAP INDEX IS FOR THE PERIOD 8/24/92 TO 12/31/01.
**CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE S&P 400 MID-CAP INDEX IS FOR THE PERIOD 1/12/95 TO 12/31/01.

--------------------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF THE MID-CAP OPPORTUNITY FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
--------------------------------------------------------------------------------

 *A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR.  CLASS B
SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


--------------------------------------------------------------------------------
                                                    Total
                                                    Annual
                         Distribution              Operating
             Management  and Service     Other       Fund       Fee       Net
                Fees       (12b-1)      Expenses   Expenses    Waiver   Expenses
                (1)        Fees           (2)        (2)        (1)       (2)
--------------------------------------------------------------------------------
Class A        1.00%       0.30%         0.65%      1.95%      0.25%     1.70%
Shares

Class B        1.00%       1.00%         0.65%      2.65%      0.25%     2.40%
Shares
--------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2002, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2003. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES BUT ARE REFLECTED UNDER FEE WAIVER AND NET EXPENSES.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                                  ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:

Class A shares                      $738       $1,129      $1,545       $2,700
Class B shares                      $643       $1,100      $1,583       $2,795*

If you do not redeem your shares:

Class A shares                      $738       $1,129      $1,545       $2,700
Class B shares                      $243         $800      $1,383       $2,795*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE MID-CAP OPPORTUNITY FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term capital growth.

Principal Investment Strategies:

Under normal circumstances, the Mid-Cap Opportunity Fund will invest at least 80% of its net assets in mid-cap stocks. The Fund will notify shareholders at least 60 days prior to any change in this 80% policy.

The Fund defines mid-cap stocks as stocks of issuers with market capitalizations between $350 million and the upper limit of the mid-cap stock definition used by Lipper, Inc. ("Lipper") in classifying mutual funds. As of September 30, 2002, the Lipper mid-cap ceiling was $8.1 billion. The market capitalizations of companies considered by the Fund to be mid-cap will change with market conditions.

Mid-cap companies are generally more established than smaller capitalization companies, yet are early enough in their development to be still capable of increasing their revenues and earnings at a strong rate. The Fund also may invest a portion of its assets in stocks of small-cap or large-cap companies. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund uses a "bottom-up" approach to selecting investments. The Fund uses fundamental research to search for companies that have one of more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Mid-Cap Opportunity Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Small-Cap and Mid-Cap Risk:

The market risk associated with small- and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

WHO MANAGES THE MID-CAP OPPORTUNITY FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2002, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2002, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of any waiver.

Edwin D. Miska, Director of Equities, serves as a Co-Portfolio Manager of the Mid-Cap Opportunity Fund. Mr. Miska also manages the Growth & Income Fund. Prior to joining FIMCO in 2002, Mr. Miska was a Senior Portfolio Manager and Managing Director of Evergreen Investment Management Corp.

Allen Klee, who joined FIMCO in 2001, serves as the other Co-Portfolio Manager of the Mid-Cap Opportunity Fund. Mr. Klee is also Portfolio Manager of the First Investors Special Situations Fund and the First Investors Life Series Discovery Fund. Previously, Mr. Klee was employed by Guardian Life Insurance Company of America for approximately eight years. During that time period, Mr. Klee held several positions including Co-Portfolio Manager of Equities (1999-2001), Equity and Convertible Analyst (1998-1999) and Fixed Income Credit Analyst (1993-1998).

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent payments can be made in any amount. We have lower initial investment requirements for certain types of retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your

Representative transmits the order to our Woodbridge, N.J. offices prior to the close of our business, which generally occurs at 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next Business Day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares. As described in the Shareholder Manual, sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us which Class of shares you want, we will purchase Class A shares for you.


--------------------------------------------------------------------------------
                                  CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.


YOUR INVESTMENT       SALES CHARGE AS A PERCENTAGE         SALES CHARGE AS A
                           OF OFFERING PRICE           PERCENTAGE OF NET AMOUNT
                                                               INVESTED
--------------------------------------------------------------------------------
Less than $100,000                5.75%                          6.10%
--------------------------------------------------------------------------------
$100,000-$249,999                 4.50                           4.71
--------------------------------------------------------------------------------
$250,000-$499,999                 3.50                           3.63
--------------------------------------------------------------------------------
$500,000-$999,999                 2.50                           2.56
--------------------------------------------------------------------------------
$1,000,000 or more                 0*                             0*
--------------------------------------------------------------------------------

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

--------------------------------------------------------------------------------
                                  CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.


                                        CSDC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION

--------------------------------------------------------------------------------
Within the 1st or 2nd year                                 4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                 3
--------------------------------------------------------------------------------
In the 5th year                                            2
--------------------------------------------------------------------------------
In the 6th year                                            1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                           0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on an annual basis. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.

A dividend or distribution paid on a class of shares will be paid in additional shares of the distributing class if it is under $10 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


----------------------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND**
----------------------------------------------------------------------------------------------------------------------

PER SHARE DATA

               NET ASSET       INCOME FROM                                   LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                         FROM
               BEGINNING OF
               PERIOD          Net          Net Realized     Total from      Net          Net Realized   Total
                               Investment   and              Investment      Investment   Gain           Distributions
                               Income       Unrealized       Operations      Income
                               (Loss)       Gain (Loss)
                                            on Investments
----------------------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------------------

1997(d)        $15.29          $(.03)       $4.02            $3.99           $.04         $.68           $.72
1998(c)         18.56           (.03)       (2.82)           (2.85)            --         1.18           1.18
1999(f)         14.53           (.13)        6.62             6.49             --           --             --
2000(f)         21.02           (.10)        8.02             7.92             --         2.28           2.28
2001(f)         26.66           (.05)       (7.67)           (7.72)            --         1.30           1.30
2002(f)         17.64           (.13)       (1.73)           (1.86)            --           --             --

----------------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------------

1997(d)        $15.10          $(.08)       $3.89            $3.81            $--         $.68           $.68
1998(c)         18.23           (.12)       (2.76)           (2.88)            --         1.18           1.18
1999(f)         14.17           (.23)        6.41             6.18             --           --             --
2000(f)         20.35           (.20)        7.67             7.47             --         2.28           2.28
2001(f)         25.54           (.18)       (7.32)           (7.50)            --         1.30           1.30
2002(f)         16.74           (.24)       (1.63)           (1.87)            --           --             --
----------------------------------------------------------------------------------------------------------------------


+   ANNUALIZED.
++  NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*   CALCULATED WITHOUT SALES CHARGES.
** PRIOR TO FEBRUARY 15, 1996, KNOWN AS MADE IN THE U.S.A. FUND, AND PRIOR TO DECEMBER 31, 1997, KNOWN AS U.S.A. MID-CAP OPPORTUNITY FUND.
(c) FOR THE PERIOD ENDING NOVEMBER 1, 1997 TO SEPTEMBER 30, 1998.
(d) FOR THE FISCAL YEAR ENDED OCTOBER 31.
(f) FOR THE FISCAL YEAR ENDED SEPTEMBER 30.


------------------------------------------------------------------------------------------------------------------------------------

                        TOTAL           RATIOS/SUPPLEMENTAL DATA
                        RETURN

           NET          TOTAL           NET             RATIO TO AVERAGE             RATIO TO AVERAGE             PORTFOLIO
           ASSET        RETURN*         ASSETS AT       NET ASSETS++                 NET ASSETS                   TURNOVER
           VALUE        (%)             END OF                                       BEFORE EXPENSES              RATE (%)
           AT                           PERIOD          Expenses   Net               WAIVED OR ASSUMED
           END                          (IN             (%)        Investment
           PERIOD                       MILLIONS)                  Income            Expenses   Net
                                                                   (Loss)(%)         (%)        Investment
                                                                                                Income
                                                                                                (Loss)(%)

----------------------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------------------
           $18.56        27.09          $26             1.50       (.21)             1.94        (.65)                90
            14.53       (16.42)          30             1.50+      (.25)+            1.89+       (.64)+              102
            21.02        44.67           50             1.50       (.69)             1.77        (.96)               171
            26.66        41.41          120             1.42       (.52)             1.67        (.77)               180
            17.64       (30.34)         109             1.51       (.27)             1.76        (.52)               123
            15.78       (10.55)         131             1.70       (.82)             1.95       (1.07)               112
----------------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------------
           $18.23        26.17           $3             2.20        (.91)            2.64       (1.35)                90
            14.17       (16.91)           4             2.20+       (.95)+           2.59+      (1.34)+              102
            20.35        43.61            7             2.20       (1.39)            2.47       (1.66)               171
            25.54        40.46           24             2.12       (1.22)            2.37       (1.47)               180
            16.74       (30.84)          22             2.21        (.97)            2.46       (1.22)               123
            14.87       (11.17)          25             2.40       (1.52)            2.65       (1.77)               112

------------------------------------------------------------------------------------------------------------------------------------


[LOGO] FIRST INVESTORS

MID-CAP OPPORTUNITY FUND

For more information about the Fund, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include the holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of Reports, the SAI and the Shareholder Manual, or to request other information, contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including reports, the Shareholder Manual and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR data-base on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO.: 811-6618)

[LOGO]  FIRST INVESTORS


--------------------------------------------------------------------------------
VALUE FUND
--------------------------------------------------------------------------------











--------------------------------------------------------------------------------
     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

     THE DATE OF THIS
--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------
                                                            IS DECEMBER 31, 2002

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUND

What is the Value Fund?...................................................  3
    Objective.............................................................  3
     Principal Investment Strategies......................................  3
     Principal Risks......................................................  3
Who should consider buying the Value Fund?................................  4
How has the Value Fund performed?.........................................  5
What are the fees and expenses of the Value Fund?.........................  7

THE FUND IN DETAIL

What are the Value Fund's objectives, principal
investment strategies and principal risks?................................  9
Who manages the Value Fund?............................................... 10

BUYING AND SELLING SHARES

How and when does the Fund price its shares?.............................. 11
How do I buy shares?...................................................... 11
Which class of shares is best for me?..................................... 12
How do I sell shares?..................................................... 14
Can I exchange my shares for the shares of other First Investors Funds?... 14

ACCOUNT POLICIES

What about dividends and capital gain distributions?...................... 15
What about taxes?......................................................... 15
How do I obtain a complete explanation of all
account privileges and policies?.......................................... 16

FINANCIAL HIGHLIGHTS ..................................................... 17

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE VALUE FUND?

OBJECTIVE:

The Fund's investment objective is to seek total return. This objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests primarily in dividend-paying stocks of companies that the Fund believes are undervalued. The Fund may also invest, to a lesser extent, in preferred stocks, convertible securities and fixed income securities.

In selecting stocks, the Fund first identifies companies that pay dividends. The Fund then looks for companies that meet one or more quantitative standards that indicate they may be undervalued, such as low price-to-earnings ratios or low price-to-cash flow ratios. The Fund also analyzes qualitative issues, such as whether the managements of the companies are pursuing reasonable strategies.

Although dividend-paying companies tend to be larger in size, the Fund generally will also invest a significant portion of its assets in small-cap and mid-cap companies. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.


PRINCIPAL RISKS:

/X/ An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

/X/ Stocks that are considered "undervalued" may not rise as expected or may fall if anticipated events do not occur or investor perceptions do not change. Moreover, value stocks may fall out of favor with investors as a class.

/X/ The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because mid-cap and small-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets. Their earnings tend to be less predictable than those of larger, more established companies. The prices of these stocks can also be influenced by the anticipation of future products and services that, if delayed, could cause the prices to drop.

/X/ The prices of the Fund's investments in preferred stocks, convertible securities and fixed income securities will fluctuate in relation to changes in interest rates, the economy and the financial conditions of companies that issue them. In general, these securities decline in value when interest rates rise or the financial conditions of their issuers deteriorate.

/X/ Investments in foreign companies carry additional risks including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE VALUE FUND?

The Value Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

  |X| Are seeking total return,

  |X| Are willing to accept a moderate degree of investment risk, and

  |X| Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in loss.

HOW HAS THE VALUE FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past calendar ten years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund Shares. If they were included, the returns would be less than those shown.

Prior to the date of this prospectus, the Fund was named the Utilities Income Fund and it primarily focused its investments in utilities industries. The Fund's performance likely would have been different had it been following its current investment policies and investment strategies.


--------------------------------------------------------------------------------
                                   VALUE FUND

               The bar chart contains the following plot points:

 40
             32.20%
 30
                                 24.01%
 20                                                  15.70%

 10                    7.63%                11.43%

  0
                                                               -1.22%
-10
    -8.50%
-20
                                                                         -19.88%
-30
    1994      1995      1996      1997      1998      1999      2000      2001


During the periods shown, the highest quarterly return was 14.77% (for the quarter ended March 31, 2000) and the lowest quarterly return was -12.47% (for the quarter ended September 30, 2001). Value Fund's year-to-date return as of September 30, 2002 was -26.77%.
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2001)


--------------------------------------------------------------------------------
                                              CLASS A SHARES    CLASS B SHARES
                          1 YEAR   5 YEARS    (LIFE OF CLASS*) (LIFE OF CLASS**)
CLASS A SHARES
--------------------------------------------------------------------------------

RETURN BEFORE TAXES      -24.51%    3.58%         5.61%                N/A

RETURN AFTER TAXES ON
DISTRIBUTIONS            -25.01%    1.56%         3.74%                N/A

RETURN AFTER TAXES ON
DISTRIBUTIONS AND
SALE OF FUND SHARES      -19.84%    2.35%         3.88%                N/A

--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
RETURN BEFORE TAXES      -23.70%    3.73%          N/A                7.97%

INDICES

S&P 500 INDEX            -11.89%    10.61%       13.73%              15.04%
(REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)

S&P UTILITIES            -30.44%    7.48%         7.91%              11.31%
INDEX*** (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)

--------------------------------------------------------------------------------
*CLASS A SHARES COMMENCED OPERAT IONS O N 2/22/93. THE RETURNS SHOWN FOR THE S&P INDICES ARE FOR THE PERIOD 2/22/93 TO 12/31/01.
**CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURNS SHOWN FOR THE
S&P INDICES ARE FOR THE PERIOD 1/12/95 to 12/31/01.
***PRIOR TO 12/31/02, THE FUND INVESTED PRIMARILY IN SECURITIES ISSUED BY COMPANIES IN THE UTILITIES INDUSTRY.
--------------------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF THE VALUE FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS A SHARES     CLASS B SHARES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)      5.75%               NONE
--------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF THE LOWER OF PURCHASE
PRICE OR REDEMPTION PRICE)                         NONE*               4.00%**
--------------------------------------------------------------------------------
* A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                                        TOTAL
                                      DISTRIBUTION                  ANNUAL FUND
                                      AND SERVICE                    OPERATING
                      MANAGEMENT        (12B-1)          OTHER        EXPENSES
                        FEES             FEES          EXPENSES         (1)
--------------------------------------------------------------------------------
CLASS A SHARES          0.75%            0.30%           0.46%          1.51%
CLASS B SHARES          0.75%            1.00%           0.46%          2.21%

--------------------------------------------------------------------------------
(1) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                      ONE YEAR         THREE YEARS     FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------

IF YOU REDEEM YOUR SHARES:
CLASS A SHARES          $720             $1,025           $1,351        $2,273
CLASS B SHARES          $624               $991           $1,385        $2,367*

IF YOU DO NOT REDEEM YOUR SHARES:
CLASS A SHARES          $720             $1,025           $1,351        $2,273
CLASS B SHARES          $224               $691           $1,185        $2,367*

--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE VALUE FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

OBJECTIVES:
The Fund's investment objective is to seek total return.

PRINCIPAL INVESTMENT STRATEGIES:
The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential. The Fund may also invest, to a lesser degree, in preferred stock, convertible securities, and fixed income securities.

In selecting stocks, the Fund first screens companies for those that pay dividends. The Fund then analyzes companies that appear to be undervalued. Quantitatively, the Fund looks for companies that have one or more of the following characteristics: low price to earnings ratios, low price to cash flow ratios, low price to book value ratios, low corporate leverage, and insider buying.

Qualitatively, the Fund assesses whether management is implementing a reasonable corporate strategy and is operating in the interests of shareholders. Other considerations may include analysis of the company's balance sheet, competition within a company's industry, barriers to entry and the potential for product substitution.

Although dividend-paying companies tend to be larger companies, the Fund will generally also invest a significant portion of its assets in mid-cap and small-cap companies. Market capitalization is not an initial factor during the security selection process, but it is considered in assembling the total portfolio. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS:
Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Value Fund:

MARKET RISK:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

UNDERVALUED SECURITIES RISK:

The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall. Moreover, value stocks may fall out of favor with investors and decline in price as a class.

SMALL- AND MID-CAP RISK:

The market risk associated with small- and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalization. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

INTEREST RATE AND CREDIT RISK:

The values of preferred stock, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue such securities. When interest rates rise, the prices of these securities may fall and when interest rates decline, the prices of these securities increase. This is known as interest rate risk.

Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay interest or principal when due. In general, the price of a fixed income security will decline when the credit quality of its issuer declines. Changes in the financial condition of an issuer, general economic conditions and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.

FOREIGN INVESTMENT RISK:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

WHO MANAGES THE VALUE FUND?
First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2002, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2002, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of any waiver.

Matthew S. Wright serves as Portfolio Manager of the Value Fund (formerly, the Utilities Income Fund). Mr. Wright is also the Portfolio Manager for First Investors Life Series Value Fund (formerly, the First Investors Life Series Utilities Income Fund). Mr. Wright joined FIMCO in February 1996 as an Equity Analyst.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent payments can be made in any amount. We have lower initial investment requirements for certain types of retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your

Representative transmits the order to our Woodbridge, N.J. offices prior to the close of our business, which generally occurs at 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next Business Day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares. As described in the Shareholder Manual, sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us which Class of shares you want, we will purchase Class A shares for you.



--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.


YOUR INVESTMENT      SALES CHARGE AS A PERCENTAGE   SALES CHARGE AS A PERCENTAGE
                          OF OFFERING PRICE            OF NET AMOUNT INVESTED
--------------------------------------------------------------------------------
LESS THAN $100,000                5.75%                           6.10%
--------------------------------------------------------------------------------
$100,000-$249,999                 4.50                            4.71
--------------------------------------------------------------------------------
$250,000-$499,999                 3.50                            3.63
--------------------------------------------------------------------------------
$500,000-$999,999                 2.50                            2.56
--------------------------------------------------------------------------------
$1,000,000 OR MORE                  0*                              0*
--------------------------------------------------------------------------------
*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                CSDC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                       OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
WITHIN THE 1ST OR 2ND YEAR                       4%
--------------------------------------------------------------------------------
WITHIN THE 3RD OR 4TH YEAR                       3
--------------------------------------------------------------------------------
IN THE 5TH YEAR                                  2
--------------------------------------------------------------------------------
IN THE 6TH YEAR                                  1
--------------------------------------------------------------------------------
WITHIN THE 7TH YEAR AND 8TH YEAR                 0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.


HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on a quarterly basis. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.

A dividend or distribution paid on a class of shares will be paid in additional shares of the distributing class if it is under $10 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of additional Information, which is available upon request.


-------------------------------------------------------------------------------------------------
VALUE FUND***
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------------------------------------------------------------------------------

         NET        INCOME FROM
         ASSET      INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
         VALUE AT                                           FROM
         BEGINNING  Net         Net Realized   Total From   Net         Net Realized  Total
         OF         Investment  and            Investment   Investment  Gain          Distributions
         PERIOD     Income      Unrealized     Operations   Income
                    (Loss)      Gain (Loss)
                                on Investments
-------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------

1997(d)    $6.41       $.20           $.61          $.81     $.19          $ --         $.19

1998(c)     7.03        .14            .96          1.10      .14           .37          .51

1999(f)     7.62        .13            .74           .87      .13           .37          .50

2000(f)     7.99        .13           1.21          1.34      .13           .60          .73

2001(f)     8.60        .10          (2.10)        (2.00)     .11           .56          .67

2002(f)**   5.93        .11          (1.65)        (1.54)     .13            --          .13
-------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------
1997(d)    $6.35       $.15           $.61          $.76     $.15          $ --         $.15

1998(c)     6.96        .10            .94          1.04      .10           .37          .47

1999(f)     7.53        .08            .72           .80      .08           .37          .45

2000(f)     7.88        .08           1.18          1.26      .07           .60          .67

2001(f)     8.47        .06          (2.07)        (2.01)     .06           .56          .62

2002(f)**   5.84        .07          (1.63)        (1.56)     .08            --          .08

-------------------------------------------------------------------------------------------------

+     ANNUALIZED.
++    NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*     CALCULATED WITHOUT SALES CHARGES.
**    PRIOR TO OCTOBER 1, 2001, THE VALUE FUND DID NOT
      AMORTIZE PREMIUMS ON DEBT SECURITIES. THE PER SHARE DATA AND RATIOS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN RESTATED. THE CUMULATIVE EFFECT OF THIS ACCOUNTING CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.
***   PRIOR TO DECEMBER 31, 2002, THE FUND WAS KNOWN AS THE UTILITIES INCOME
      FUND.
(c)   FOR THE PERIOD NOVEMBER 1, 1997 TO SEPTEMBER 30, 1998.
(d)   FOR THE FISCAL YEAR ENDED OCTOBER 31.
(f)   FOR THE FISCAL  YEAR ENDED SEPTEMBER 30.

--------------------------------------------------------------------------------
          TOTAL    RATIOS/SUPPLEMENTAL DATA
          RETURN

 NET      TOTAL    NET       RATIO TO AVERAGE    RATIO TO AVERAGE    PORTFOLIO
 ASSET    RETURN*  ASSETS    NET ASSETS++        NET ASSETS          TURNOVER
 VALUE    (%)      AT                            BEFORE EXPENSES     RATE (%)
 AT END            END OF    Expenses Net        WAIVED OR ASSUMED
 OF                PERIOD    (%)      Investment
 PERIOD            (IN                Income
                   MILLIONS           (Loss)(%)

                                                 Expenses    Net
                                                 (%)         Investment
                                                             Income
                                                             (Loss)(%)
--------------------------------------------------------------------------------
 CLASS A
--------------------------------------------------------------------------------
 $7.03     12.86   $102       1.40     2.98       1.48         2.90      60

  7.62     16.05    123       1.43+    2.10+       N/A          N/A      83

  7.99     11.99    145       1.37     1.69        N/A          N/A      65

  8.60     17.58    187       1.31     1.57        N/A          N/A      46

  5.93    (24.98)   149       1.37     1.47        N/A          N/A      51

  4.26    (26.34)    99       1.51     1.93        N/A          N/A      40
--------------------------------------------------------------------------------
 CLASS B
--------------------------------------------------------------------------------
 $6.96     12.08     $9       2.10     2.28        2.18        2.20       60

  7.53     15.38     14       2.13+    1.40+       N/A          N/A       83

  7.88     11.13     21       2.07      .99        N/A          N/A       65

  8.47     16.77     32       2.01      .87        N/A          N/A       46

  5.84    (25.46)    26       2.07      .77        N/A          N/A       51

  4.20    (26.94)    17       2.21     1.23        N/A          N/A       40
--------------------------------------------------------------------------------

[LOGO]  FIRST INVESTORS

VALUE FUND

For more information about the Fund, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:
These Reports include holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of Reports, the SAI and the Shareholder Manual, or to request other information, contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including reports, the Shareholder Manual and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR data-base on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO.: 811-6618)

[LOGO] FIRST INVESTORS







--------------------------------------------------------------------------------
                               FOCUSED EQUITY FUND
--------------------------------------------------------------------------------










--------------------------------------------------------------------------------
    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


    THE DATE OF THIS

--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------
                                                            IS DECEMBER 31, 2002

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUND

What is the Focused Equity Fund?...............................................3
    Objectives.................................................................3
    Principal Investment Strategies............................................3
    Principal Risks............................................................3
Who should consider buying the Focused Equity Fund?............................4
How has the Focused Equity Fund performed?.....................................5
What are the fees and expenses of the Focused Equity Fund?.....................7

THE FUND IN DETAIL

What are the Focused Equity Fund's objective, principal
investment strategies and principal risks?.....................................9
Who manages the Focused Equity Fund?..........................................11

BUYING AND SELLING SHARES

How and when does the Fund price its shares?..................................12
How do I buy shares?..........................................................12
Which class of shares is best for me?.........................................13
How do I sell shares?........................................................ 15
Can I exchange my shares for the shares of other First Investors Funds?.......15

ACCOUNT POLICIES

What about dividends and capital gain distributions?......................... 16
What about taxes?.............................................................16
How do I obtain a complete explanation of all account
privileges and policies?......................................................16

FINANCIAL HIGHLIGHTS .........................................................17

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE FOCUSED EQUITY FUND?

Objectives:

The Fund seeks capital appreciation.

Principal Investment Strategies:

The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund employs a two-fold investment approach:

o First, using a top-down approach, the Fund seeks to identify sectors and industries that will likely benefit over the short-term. As part of this process, the Fund considers not only current economic conditions, but also long-term demographic trends, technological changes and political and social developments in the U.S. and abroad.

o Second, using a bottom-up approach, the Fund relies on fundamental research to identify the most attractive companies within the sectors and industries that have been identified through the top-down analysis. The Fund focuses on large-capitalization, high quality companies that exhibit above average growth, a strong balance sheet and capable management. These companies will likely be in industries that are experiencing cyclical or secular growth.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

o The value of the portfolio will fluctuate with movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

o Because the Fund is non-diversified and concentrates its investments in the stocks of a small number of issuers, the Fund's performance may be substantially impacted by the change in value of a single holding.

o Stocks of foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Who should consider buying the Focused Equity Fund?

The Focused Equity Fund is most appropriately used as part of a diversified investment portfolio. It may be appropriate for you if you:

o   Are seeking significant growth of capital,

o   Are willing to accept a high degree of investment risk, and

o   Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

HOW HAS THE FOCUSED EQUITY FUND PERFORMED?

The following information shows you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                              FOCUSED EQUITY FUND


The bar chart contains the following plot points:


-19.33%         -6.35%
2000            2001




During the period shown, the highest quarterly return was 16.45% (for the quarter ended December 31, 2001) and the lowest quarterly return was -16.54% (for the quarter ended September 30, 2001). Focused Equity Fund's year-to-date return as of September 30, 2002 was -36.26%.
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.



AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2001)

---------------------------------------------------------------------------------------------------
                                                                      1 YEAR         LIFE OF CLASS*

CLASS A SHARES
---------------------------------------------------------------------------------------------------
Return Before Taxes                                                     -11.78%          -5.79%

Return After Taxes on Distributions                                     -11.78%          -5.79%

Return After Taxes on Distributions
and Sale of Fund Shares                                                  -9.42%          -4.58%
---------------------------------------------------------------------------------------------------
CLASS B SHARES
---------------------------------------------------------------------------------------------------
Return Before Taxes                                                     -10.68%          -5.46%

INDEX

S&P 500 Index (reflects no deduction for fees, expenses or taxes)       -11.89%          -5.43%
---------------------------------------------------------------------------------------------------

 *CLASS A SHARES AND CLASS B SHARES COMMENCED OPERATIONS ON 3/22/99. THE RETURN
SHOWN FOR THE S&P 500 INDEX IS FOR THE PERIOD 3/22/99 TO 12/31/01.


WHAT ARE THE FEES AND EXPENSES OF THE FOCUSED EQUITY FUND?


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares    Class B Shares
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)      5.75%                None

Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                         None*                4.00%**
--------------------------------------------------------------------------------
*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-------------------------------------------------------------------------
                                                            Total
                            Distribution                 Annual Fund
                             and Service                  Operating
                Management    (12b-1)        Other        Expenses
                   Fees         Fees        Expenses        (1)
-------------------------------------------------------------------------

Class A Shares     0.75%        0.30%         0.78%        1.83%

Class B Shares     0.75%        1.00%         0.78%        2.53%
-------------------------------------------------------------------------

(1) THE FUND HAS AN EXPENSE OFFSET AGREEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES.
EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

-------------------------------------------------------------------------
                        ONE YEAR   THREE YEARS  FIVE YEARS  TEN YEARS
-------------------------------------------------------------------------

If you redeem your shares:

Class A Shares           $750       $1,117       $1,508      $2,599

Class B Shares           $656       $1,088       $1,545      $2,694*

If you do not redeem your shares:

Class A Shares           $750       $1,117       $1,508      $2,599

Class B Shares           $256         $788       $1,345      $2,694*

-------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE FOCUSED EQUITY FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks capital appreciation.

Principal Investment Strategies:
The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies. The Fund is a non-diversified investment company. The Fund may concentrate up to 60% of its portfolio in its top ten holdings.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities (including not only common stocks, but preferred stocks and securities convertible into common and preferred stocks). The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

In selecting investments, the Fund favors large capitalization, high-quality companies with long-term growth potential. The companies will have accelerating earnings growth, strong possibility of multiple expansion or hidden or unappreciated value.

The Fund has a two-tiered strategy in selecting these investments.

o First, using a "top-down" approach, the Fund analyzes the general economic and investment environment. As part of the process, the Fund evaluates among other things, economic conditions, U.S. fiscal and monetary policy, long-term demographic trends, technological changes and political and social developments in the U.S. and abroad. Based upon this analysis, the Fund attempts to anticipate trends and changes in markets and the overall economy. The Fund then seeks to identify those industries and sectors that will likely benefit over the next three to nine months from the current economic environment.

o Second, using a "bottom-up" approach, the Fund relies on fundamental analysis to identify 40 to 50 of the most attractive large-capitalization companies within the industries or sectors identified through top-down analysis. The Fund's fundamental analysis involves the assessment of a company's business environment, global expansion plans, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. Assessment of investor sentiment may also be an important factor in evaluating purchases.

The Fund continually monitors every company in its portfolio for fundamental attractiveness. The Fund typically sells an investment when the investment achieves its anticipated potential the company begins to show deteriorating investment fundamentals, or alternative investments become sufficiently more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Focused Equity Fund:

Market Risk:

Because the Fund primarily invests in stocks, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only due to company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Non-Diversification Risk:

The Fund is a non-diversified investment company and, as such, its assets may be invested in a limited number of issuers. This means that the Fund's performance may be substantially impacted by the change in value of even a single holding. The price of a share of the Fund can therefore be expected to fluctuate more than a comparable diversified fund. Moreover, the Fund's share price may decline even when the overall market is increasing. Accordingly, an investment in the Fund therefore may entail greater risks than an investment in a diversified investment company.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

WHO MANAGES THE FOCUSED EQUITY FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2002, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2002, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of any waiver.

Wellington Management Company, LLP ("WMC") serves as the investment subadviser of the Focused Equity Fund. WMC has discretionary trading authority over all of the Fund's assets, subject to continuing oversight and supervision by FIMCO and the Fund's Board of Directors. WMC is located at 75 State Street, Boston, MA 02109. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions. As of September 30, 2002, WMC held investment management authority with respect to $293 billion of assets. Of that amount, WMC acted as investment adviser or subadviser to approximately 171 registered investment companies or series of such companies, with net assets of approximately $169 billion.

The Focused Equity Fund is managed by Matthew E. Megargel, (Chartered Financial Analyst) and Senior Vice President. Mr. Megargel joined WMC in 1983 as a Global Industry Analyst and has been managing portfolios since 1990. Mr. Megargel is Co-Head of WMC's Core Equity Group.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------


HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent payments can be made in any amount. We have lower initial investment requirements for certain types of retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices prior to the close of our business, which generally occurs at 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next Business Day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, the class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares. As described in the Shareholder Manual, sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us which Class of shares you want, we will purchase Class A shares for you.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                                            SALES CHARGE AS A
YOUR INVESTMENT         SALES CHARGE AS A PERCENTAGE    PERCENTAGE OF NET AMOUNT
                               OF OFFERING PRICE                INVESTED
--------------------------------------------------------------------------------
Less than $100,000                5.75%                         6.10%

--------------------------------------------------------------------------------
$100,000-$249,999                 4.50                          4.71
--------------------------------------------------------------------------------
$250,000-$499,999                 3.50                          3.63
--------------------------------------------------------------------------------
$500,000-$999,999                 2.50                          2.56
--------------------------------------------------------------------------------
$1,000,000 or                        0*                            0*
more
--------------------------------------------------------------------------------

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                CSDC AS A PERCENTAGE OF PURCHASE PRICE
                                         OR NAV AT REDEMPTION
YEAR OF REDEMPTION

Within the 1st or 2nd year                      4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                      3
--------------------------------------------------------------------------------
In the 5th year                                 2
--------------------------------------------------------------------------------
In the 6th year                                 1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on an annual basis. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.

A dividend or distribution paid on a class of shares will be paid in additional shares of the distributing class if it is under $10 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


--------------------------------------------------------------------------------
FOCUSED EQUITY FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

PER SHARE DATA

                NET             INCOME FROM                                  LESS DISTRIBUTIONS
                ASSET           INVESTMENT OPERATIONS                        FROM
                VALUE
                AT              Net          Net Realized     Total from     Net           Net Realized   Total
                BEGINNING       Investment   and              Investment     Investment    Gain           Distributions
                OF              Income       Unrealized       Operations     Income
                PERIOD          (Loss)       Gain (Loss)
                                             on Investments

-----------------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------------

1999(g)         $10.00          $(.04)            $.92              $.88      $--            $--          $--
2000(f)          10.88           (.08)            (.42)             (.50)      --             --           --
2001(f)          10.38           (.03)           (2.63)            (2.66)      --             --           --
2002(f)           7.72           (.07)           (1.92)            (1.99)      --             --           --

CLASS B
1999(g)         $10.00          $(.06)            $.90              $.84      $--            $--          $--
2000(f)          10.84           (.15)            (.43)             (.58)      --             --           --
2001(f)          10.26           (.09)           (2.59)            (2.68)      --             --           --
2002(f)           7.58           (.13)           (1.86)            (1.99)      --             --           --

-----------------------------------------------------------------------------------------------------------------------

+    ANNUALIZED.
++   NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*    CALCULATED WITHOUT SALES CHARGES.
(f)  FOR THE FISCAL YEAR ENDED SEPTEMBER 30.
(g)  FOR THE PERIOD MARCH 22, 1999 (COMMENCEMENT OF
     OPERATIONS) TO SEPTEMBER 30, 1999.
(i)  TURNOVER INCLUDES EFFECT OF INVESTMENT MANAGER
     CHANGE AND REPOSITIONING OF PORTFOLIO.


--------------------------------------------------------------------------------------------

             TOTAL      RATIOS/SUPPLEMENTAL DATA
             RETURN

 NET         TOTAL      NET        RATIO TO AVERAGE       RATIO TO AVERAGE       PORTFOLIO
 ASSET       RETURN*    ASSETS     NET ASSETS++           NET ASSETS             TURNOVER
 VALUE       (%)        AT                                BEFORE EXPENSES        RATE (%)
 AT END                 END OF     Expenses   Net         WAIVED OR ASSUMED
 OF                     PERIOD     (%)        Investment
 PERIOD                 (IN                   Income      Expenses   Net
                        MILLIONS              (Loss)(%)   (%)        Investment
                                                                     Income
                                                                     (Loss)(%)
--------------------------------------------------------------------------------------------
 CLASS A
--------------------------------------------------------------------------------------------
 $10.88      8.80        $59       1.75+       (.93)+     1.90+      (1.08)+       57

  10.38     (4.60)        75       1.62        (.76)      1.52       (.66)        178

   7.72    (25.63)        51       1.75        (.35)      N/A         N/A         240(i)

   5.73    (25.78)        38       1.83        (.90)      N/A         N/A         150

--------------------------------------------------------------------------------------------
 CLASS B
--------------------------------------------------------------------------------------------
 $10.84      8.40        $14       2.45+      (1.63)+     2.60+      (1.78)+       57

  10.26     (5.35)        18       2.32       (1.46)      2.22       (1.36)       178

   7.58    (26.12)        13       2.45       (1.05)      N/A        N/A          240(i)

   5.59    (26.25)         9       2.53       (1.60)      N/A        N/A          150

--------------------------------------------------------------------------------------------

[LOGO] FIRST INVESTORS


    FOCUSED EQUITY FUND

    For more information about the Fund, the following documents are available for free upon request: Annual/Semi-Annual Reports:

    These Reports include holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

    Statement of Additional Information (SAI):

    The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

    Shareholder Manual:

    The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

    To obtain free copies of Reports, the SAI and the Shareholder Manual, or to request other information, contact the Fund at:

    ADMINISTRATIVE DATA MANAGEMENT CORP.
    581 MAIN STREET
    WOODBRIDGE, NJ 07095-1198
    TELEPHONE:  1-800-423-4026


    To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at:
    WWW.FIRSTINVESTORS.COM. To access your account information, you will need a password, which you may request over the web or by telephone.

    You can review and copy Fund documents (including reports, the Shareholder Manual and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee
    (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR data-base on the SEC's Internet website at http://www.sec.gov.

    (INVESTMENT COMPANY ACT FILE NO.: 811-6618)